Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Revenues	$ 637,379	$ 430,258	$ 343,826
Cost of revenues
Cost of services	(102,488)	(80,863)	(66,571)
Total cost of revenues	(102,488)	(80,863)	(66,571)
Gross profit	534,891	349,395	277,255
Operating (expenses) income
Selling expenses	(101,935)	(80,056)	(67,207)
General and administrative expenses	(83,384)	(70,780)	(69,611)
Other income	786
Operating income	350,358	198,559	140,437
Foreign exchange gain	3	90	1
Interest income	27,803	19,406	10,483
Interest expenses	(14,675)	(11,630)	(4,026)
Realized (loss) gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized (loss) gain on available-for-sale security of (US$721), nil and US$821 for the years ended December 31, 2011, 2012 and 2013, respectively)	821		(721)
Realized gain on trading securities			263
Government grants	4,031	1,298	1,399
Other-than-temporary impairment on available-for-sale security		(14)	(3,622)
Gain on bargain purchase	102
Income before income taxes	368,443	207,709	144,214
Income tax expenses	(69,781)	(55,905)	(42,617)
Net income	298,662	151,804	101,597
Net (loss) income attributable to noncontrolling interests	53	(6)	(28)
Net income attributable to SouFun Holdings Limited's shareholders	298,609	151,810	101,625
Other comprehensive income, before tax
Foreign currency translation adjustments	20,150	1,378	10,839
Unrealized gain on available-for-sale security	78	743
Reclassification adjustment for loss (gain) included in net income	(821)		721
Other comprehensive income, before tax	19,407	2,121	11,560
Income tax expense related to components of other comprehensive income
Other comprehensive income, net of tax	19,407	2,121	11,560
Comprehensive income	318,069	153,925	113,157
Comprehensive (loss) income attributable to noncontrolling interests	53	(6)	(28)
Comprehensive income attributable to SouFun Holdings Limited's shareholders	318,016	153,931	113,185
Earnings per share for Class A and Class B ordinary shares
Basic	$ 3.82	$ 1.96	$ 1.33
Diluted	$ 3.54	$ 1.85	$ 1.24
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	78,101,205	77,365,156	76,492,272
Diluted	84,602,678	81,924,565	82,215,832
Marketing Services
Revenues
Revenues	278,322	249,861	246,634
E Commerce Services
Revenues
Revenues	188,107	102,162	24,170
Listing Services
Revenues
Revenues	161,547	72,874	67,125
Other value-added Services
Revenues
Other Revenues	$ 9,403	$ 5,361	$ 5,897